Earnings per ordinary share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of earnings per ordinary share

Earnings per ordinary share
	Amount		Weighted average number of ordinary shares outstanding during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	30 June 2026	30 June 2025	30 June 2026	30 June 2025	30 June 2026	30 June 2025
Basic and diluted earnings	3,184	3,915	2,879.4	3,041.9	1.11	1.29